Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	CREDIT SUISSE LARGE CAP BLEND FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0001067479
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 19, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Credit Suisse Large Cap Blend Fund Inc (First Prospectus Summary) | Credit Suisse Large Cap Blend Fund Inc | Common Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WFDCX
Credit Suisse Large Cap Blend Fund Inc (Second Prospectus Summary) | Credit Suisse Large Cap Blend Fund Inc | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFFAX
Credit Suisse Large Cap Blend Fund Inc (Second Prospectus Summary) | Credit Suisse Large Cap Blend Fund Inc | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFFBX
Credit Suisse Large Cap Blend Fund Inc (Second Prospectus Summary) | Credit Suisse Large Cap Blend Fund Inc | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFFCX

Credit Suisse Large Cap Blend Fund Inc (First Prospectus Summary) | Credit Suisse Large Cap Blend Fund Inc
CREDIT SUISSE LARGE CAP BLEND FUND
INVESTMENT OBJECTIVE
The fund seeks long-term appreciation of capital.

FEES AND FUND EXPENSES
The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (paid directly from your investment)
Shareholder Fees (USD $)	Credit Suisse Large Cap Blend Fund Inc Common Class
Sales charge (load) on purchases	none
Deferred sales charge (load)	none
Sales charge (load) on reinvested distributions	none
Redemption fees	none
Exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Credit Suisse Large Cap Blend Fund Inc Common Class
Management fee	0.50%
Distribution and service (12b-1) fee	none
Other expenses	0.45%
Total annual fund operating expenses	0.95%

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest  $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Credit Suisse Large Cap Blend Fund Inc Common Class	97	303	525	1,166

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Credit Suisse Large Cap Blend Fund Inc Common Class	97	303	525	1,166

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 360% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The fund invests at least 80% of its net assets in equity securities of U.S.
companies with large market capitalizations. The fund uses proprietary quantitative models designed to:

o forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

o identify stocks likely to suffer price declines if market conditions deteriorate and limit the fund's overall exposure to such low quality stocks and

o help determine the fund's relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The fund maintains investment attributes similar to those of the S&P 500 Index and intends to limit its divergence from that index in terms of market, industry and sector exposures.

The fund may engage in active and frequent trading, resulting in high portfolio turnover.

PRINCIPAL RISKS OF INVESTING IN THE FUND
A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

The principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ACTIVE TRADING RISK

Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.
Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds and the mutual funds that invest in them.

MODEL RISK

The fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the fund achieve its investment objective, causing the fund to underperform its benchmark or other funds with a similar investment objective.

PERFORMANCE SUMMARY
The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how the fund's performance has varied from year to year for up to 10 years. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website
(www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.

The bar chart shows you how the fund's performance has varied from year to year for up to 10 years.

YEAR-BY-YEAR TOTAL RETURNS YEAR ENDED 12/31:	[1]

Best quarter:  18.58% (Q2 09)
Worst quarter: -19.56% (Q4 08)
Inception date: 10/30/98

AVERAGE ANNUAL TOTAL RETURNS
The table compares the fund's performance (before and after taxes)over time to that of a broad-based securities market index.

AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/10:
Average Annual Total Returns Credit Suisse Large Cap Blend Fund Inc	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Common Class	RETURN BEFORE TAXES	10.50%	1.36%	(0.81%)
Common Class After Taxes on Distributions	RETURN AFTER TAXES ON DISTRIBUTIONS	9.99%	0.44%	(1.44%)
Common Class After Taxes on Distributions and Sales	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	6.83%	0.92%	(0.82%)
STANDARD & POOR'S 500 INDEX	STANDARD & POOR'S 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)	15.06%	2.27%	1.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

[1]	The fund adopted its current investment strategies effective December 1, 2006.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Credit Suisse Large Cap Blend Fund Inc (First Prospectus Summary) | Credit Suisse Large Cap Blend Fund Inc
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	CREDIT SUISSE LARGE CAP BLEND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks long-term appreciation of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND FUND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 360% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	360.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest  $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund invests at least 80% of its net assets in equity securities of U.S.
companies with large market capitalizations. The fund uses proprietary quantitative models designed to:

o forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

o identify stocks likely to suffer price declines if market conditions deteriorate and limit the fund's overall exposure to such low quality stocks and

o help determine the fund's relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The fund maintains investment attributes similar to those of the S&P 500 Index and intends to limit its divergence from that index in terms of market, industry and sector exposures.

The fund may engage in active and frequent trading, resulting in high portfolio turnover.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

The principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ACTIVE TRADING RISK

Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.
Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds and the mutual funds that invest in them.

MODEL RISK

The fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the fund achieve its investment objective, causing the fund to underperform its benchmark or other funds with a similar investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, you could lose money over any period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how the fund's performance has varied from year to year for up to 10 years. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website
(www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how the fund's performance has varied from year to year for up to 10 years.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-870-2874
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.credit-suisse.com/us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.
Bar Chart, Heading	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURNS YEAR ENDED 12/31:	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the fund's performance has varied from year to year for up to 10 years.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter:  18.58% (Q2 09)
Worst quarter: -19.56% (Q4 08)
Inception date: 10/30/98

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table compares the fund's performance (before and after taxes)over time to that of a broad-based securities market index.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/10:
Credit Suisse Large Cap Blend Fund Inc (First Prospectus Summary) | Credit Suisse Large Cap Blend Fund Inc | Common Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.56%)
Credit Suisse Large Cap Blend Fund Inc | STANDARD & POOR'S 500 INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	STANDARD & POOR'S 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.38%
Credit Suisse Large Cap Blend Fund Inc | Common Class
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales charge (load) on reinvested distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFee	none
Exchange fees	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	303
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	525
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,166
Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Oct 30, 1998
Annual Return 2001	rr_AnnualReturn2001	(15.32%)
Annual Return 2002	rr_AnnualReturn2002	(23.85%)
Annual Return 2003	rr_AnnualReturn2003	21.41%
Annual Return 2004	rr_AnnualReturn2004	7.13%
Annual Return 2005	rr_AnnualReturn2005	2.70%
Annual Return 2006	rr_AnnualReturn2006	10.44%
Annual Return 2007	rr_AnnualReturn2007	6.15%
Annual Return 2008	rr_AnnualReturn2008	(34.46%)
Annual Return 2009	rr_AnnualReturn2009	26.03%
Annual Return 2010	rr_AnnualReturn2010	10.50%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.81%)
Credit Suisse Large Cap Blend Fund Inc | Common Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.44%)
Credit Suisse Large Cap Blend Fund Inc | Common Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.82%)

[1]	The fund adopted its current investment strategies effective December 1, 2006.

Credit Suisse Large Cap Blend Fund Inc (Second Prospectus Summary) | Credit Suisse Large Cap Blend Fund Inc
CREDIT SUISSE LARGE CAP BLEND FUND
INVESTMENT OBJECTIVE
The fund seeks long-term appreciation of capital.

FEES AND FUND EXPENSES
The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 33 under the heading "Other
Shareholder Information - Classes of Shares and Sales Charges" and in the fund's
Statement of Additional Information ("SAI") on page 49 under the heading
"Additional Purchase and Redemption Information."

Shareholder fees (paid directly from your investment)
Shareholder Fees Credit Suisse Large Cap Blend Fund Inc (USD $)	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	none	[1]	4.00%	[2]	1.00%	[3]
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	none		none		none
Redemption fees	none		none		none
Exchange fees	none		none		none
[1]	Purchases of $1,000,000 or more may be subject to a 1% deferred sales charge on redemptions within one year of purchase.
[2]	4% during the first year decreasing 1% annually to 0% after the fourth year.
[3]	1% during the first year, 0% thereafter.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Credit Suisse Large Cap Blend Fund Inc	Class A	Class B	Class C
Management fee	0.50%	0.50%	0.50%
Distribution and service (12b-1) fee	0.25%	1.00%	1.00%
Other expenses	0.65%	0.64%	0.68%
Total annual fund operating expenses	1.40%	2.14%	2.18%

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest  $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

Expense Example Credit Suisse Large Cap Blend Fund Inc (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	709	993	1,297	2,158
Class B	617	870	1,149	2,284
Class C	321	682	1,169	2,513

Expense Example, No Redemption Credit Suisse Large Cap Blend Fund Inc (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	709	993	1,297	2,158
Class B	217	670	1,149	2,284
Class C	221	682	1,169	2,513

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 360% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The fund invests at least 80% of its net assets in equity securities of U.S.
companies with large market capitalizations. The fund uses proprietary quantitative models designed to:

o forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

o identify stocks likely to suffer price declines if market conditions deteriorate and limit the fund's overall exposure to such low quality stocks and

o help determine the fund's relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The fund maintains investment attributes similar to those of the S&P 500 Index and intends to limit its divergence from that index in terms of market, industry and sector exposures.

The fund may engage in active and frequent trading, resulting in high portfolio turnover.

PRINCIPAL RISKS OF INVESTING IN THE FUND
A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

The principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ACTIVE TRADING RISK

Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.
Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds and the mutual funds that invest in them.

MODEL RISK

The fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the fund achieve its investment objective, causing the fund to underperform its benchmark or other funds with a similar investment objective.

PERFORMANCE SUMMARY
The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund's
Class A shares has varied from year to year for up to 10 years. Sales loads are not reflected in the returns shown in the bar chart; if they were, returns would be lower than those shown. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website
(www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year for up to 10 years.

YEAR-BY-YEAR RETURNS YEAR ENDED 12/31:	[1]

Best quarter:   18.61% (Q2 09)
Worst quarter: -19.65% (Q4 08)
Inception date: 7/31/01

AVERAGE ANNUAL TOTAL RETURNS
The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index.

AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/10:
Average Annual Total Returns Credit Suisse Large Cap Blend Fund Inc	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Life of Class	Average Annual Returns, Inception Date
Class A	CLASS A RETURN BEFORE TAXES	10.50%	1.35%	0.36%	Jul 31, 2001
Class A After Taxes on Distributions	CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS	10.00%	0.44%	(0.29%)
Class A After Taxes on Distributions and Sales	CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	6.82%	0.91%	0.17%
Class B	CLASS B RETURN BEFORE TAXES	9.71%	0.60%	(0.39%)	Jul 31, 2001
Class C	CLASS C RETURN BEFORE TAXES	9.75%	0.60%	(0.41%)	Jul 31, 2001
STANDARD & POOR'S 500 INDEX	STANDARD & POOR'S 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)	15.06%	2.27%	2.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

[1]	The fund adopted its current investment strategies effective December 1, 2006.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Credit Suisse Large Cap Blend Fund Inc (Second Prospectus Summary) | Credit Suisse Large Cap Blend Fund Inc
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	CREDIT SUISSE LARGE CAP BLEND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks long-term appreciation of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND FUND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 33 under the heading "Other
Shareholder Information - Classes of Shares and Sales Charges" and in the fund's
Statement of Additional Information ("SAI") on page 49 under the heading
"Additional Purchase and Redemption Information."

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 360% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	360.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest  $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund invests at least 80% of its net assets in equity securities of U.S.
companies with large market capitalizations. The fund uses proprietary quantitative models designed to:

o forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

o identify stocks likely to suffer price declines if market conditions deteriorate and limit the fund's overall exposure to such low quality stocks and

o help determine the fund's relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The fund maintains investment attributes similar to those of the S&P 500 Index and intends to limit its divergence from that index in terms of market, industry and sector exposures.

The fund may engage in active and frequent trading, resulting in high portfolio turnover.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

The principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ACTIVE TRADING RISK

Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.
Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds and the mutual funds that invest in them.

MODEL RISK

The fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the fund achieve its investment objective, causing the fund to underperform its benchmark or other funds with a similar investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, you could lose money over any period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund's
Class A shares has varied from year to year for up to 10 years. Sales loads are not reflected in the returns shown in the bar chart; if they were, returns would be lower than those shown. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website
(www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund's Class A shares has varied from year to year for up to 10 years.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-870-2874
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.credit-suisse.com/us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.
Bar Chart, Heading	rr_BarChartHeading	YEAR-BY-YEAR RETURNS YEAR ENDED 12/31:	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how performance of the fund's Class A shares has varied from year to year for up to 10 years.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the returns shown in the bar chart; if they were, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter:   18.61% (Q2 09)
Worst quarter: -19.65% (Q4 08)
Inception date: 7/31/01

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/10:
Credit Suisse Large Cap Blend Fund Inc (Second Prospectus Summary) | Credit Suisse Large Cap Blend Fund Inc | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.65%)
Credit Suisse Large Cap Blend Fund Inc | STANDARD & POOR'S 500 INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	STANDARD & POOR'S 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.27%
Average Annual Returns, Life of Class	rr_AverageAnnualReturnSinceInception	2.36%
Credit Suisse Large Cap Blend Fund Inc | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFee	none
Exchange fees	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	993
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,297
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,158
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	709
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	993
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,297
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,158
Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Jul 31, 2001
Annual Return 2002	rr_AnnualReturn2002	(23.80%)
Annual Return 2003	rr_AnnualReturn2003	21.46%
Annual Return 2004	rr_AnnualReturn2004	7.11%
Annual Return 2005	rr_AnnualReturn2005	2.69%
Annual Return 2006	rr_AnnualReturn2006	10.48%
Annual Return 2007	rr_AnnualReturn2007	6.03%
Annual Return 2008	rr_AnnualReturn2008	(34.45%)
Annual Return 2009	rr_AnnualReturn2009	26.02%
Annual Return 2010	rr_AnnualReturn2010	10.50%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A RETURN BEFORE TAXES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.35%
Average Annual Returns, Life of Class	rr_AverageAnnualReturnSinceInception	0.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2001
Credit Suisse Large Cap Blend Fund Inc | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.44%
Average Annual Returns, Life of Class	rr_AverageAnnualReturnSinceInception	(0.29%)
Credit Suisse Large Cap Blend Fund Inc | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.91%
Average Annual Returns, Life of Class	rr_AverageAnnualReturnSinceInception	0.17%
Credit Suisse Large Cap Blend Fund Inc | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[3]
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFee	none
Exchange fees	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.64%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.14%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	617
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	870
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,149
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,284
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	217
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	670
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,149
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,284
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS B RETURN BEFORE TAXES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.60%
Average Annual Returns, Life of Class	rr_AverageAnnualReturnSinceInception	(0.39%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2001
Credit Suisse Large Cap Blend Fund Inc | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFee	none
Exchange fees	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.68%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	321
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	682
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,513
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	221
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	682
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,513
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C RETURN BEFORE TAXES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.60%
Average Annual Returns, Life of Class	rr_AverageAnnualReturnSinceInception	(0.41%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2001

[1]	The fund adopted its current investment strategies effective December 1, 2006.
[2]	Purchases of $1,000,000 or more may be subject to a 1% deferred sales charge on redemptions within one year of purchase.
[3]	4% during the first year decreasing 1% annually to 0% after the fourth year.
[4]	1% during the first year, 0% thereafter.